Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/00
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Technology Crossover Management III, L.L.C.
________________________________________________________________________________

Address: 528 Ramona Street, Palo Alto, CA 94301_________________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05373
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Carla S. Newell

Title:  Attorney-in-Fact

Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell
[Signature]

Palo Alto, California
[City, State]

February 13, 2001
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      12
                                                --------------

Form 13F Information Table Value Total:               $162,385
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                              Title                       Value     Shares/    Sh/ Put/ Invstmt   Other    ------------------------
      Name of Issuer         of class       CUSIP        (x$1000)   PrnAmt     Prn Call Dscretn  Managers    Sole      Shared   None
--------------------         --------       -----        --------   ------     --- ---- -------  --------    ----      ------   ----
Advanced Switching Communica Common         00757V106      15,492    3,177,920  SH        Sole           3,177,920     0        0
Cosine Communications, Inc.  Common         221222102      28,700    2,068,474  SH        Sole           2,068,474     0        0
eLoyalty Corporation         Common         290151109      12,237    1,891,690  SH        Sole           1,891,690     0        0
eMachines, Inc.              Common         29076P102       1,359    3,622,757  SH        Sole           3,622,757     0        0
EXE Technologies, Inc.       Common         301504106      53,274    4,098,000  SH        Sole           4,098,000     0        0
Expedia, Inc.                Common         302125109       4,813     503,250*  SH        Sole            503,250*     0        0
Firepond, Inc.               Common         318224102      35,786    3,791,735  SH        Sole           3,791,735     0        0
iBasis, Inc.                 Common         450732102       7,646    1,853,547  SH        Sole           1,853,547     0        0
Mortgage.com, Inc.           Common         61910V102          37    2,297,501  SH        Sole           2,297,501     0        0
NBC Internet, Inc.           Common         62873D105         648    185,164**  SH        Sole           185,164**     0        0
Quokka Sports, Inc.          Common         749077103       1,230  2,184,803*** SH        Sole        2,184,803***     0        0
Veritas Software Corporation Common         923436109       1,163    13,290**** SH        Sole          13,290****     0        0

                                   TOTAL                  162,385

* includes 57,698 shares held in escrow
** includes 92,580 shares held in escrow
***includes 238,118 shares held in escrow
****includes 13,290 shares held in escrow